Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	23
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$304,525,143.94	0.7267903	$281,108,673.82	0.6709038	$23,416,470.12
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$522,825,143.94	0.4463631	$499,408,673.82	0.4263713	$23,416,470.12

Weighted Avg. Coupon (WAC)	4.54%		4.54%
Weighted Avg. Remaining Maturity (WARM)	40.81		39.90
Pool Receivables Balance	$619,060,688.87		$590,910,817.02
Remaining Number of Receivables	51,328		50,194

Adjusted Pool Balance	$603,854,830.95		$576,467,146.60

III. COLLECTIONS

Principal:
Principal Collections	$27,528,392.71
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$476,239.26
Total Principal Collections	$28,004,631.97

Interest:
Interest Collections	$2,314,909.87
Late Fees & Other Charges	$37,770.55
Interest on Repurchase Principal	$-
Total Interest Collections	$2,352,680.42

Collection Account Interest	$2,601.16
Reserve Account Interest	$690.39
Servicer Advances	$-

Total Collections	$30,360,603.94

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	23
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections						$30,360,603.94
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$30,360,603.94
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$515,883.91		$515,883.91		$515,883.91
Collection Account Interest						$2,601.16
Late Fees & Other Charges						$37,770.55
Total due to Servicer						$556,255.62

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$246,157.82		$246,157.82
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$542,681.99		$542,681.99		$542,681.99

Available Funds Remaining:						$29,261,666.33

3. Principal Distribution Amount:						$23,416,470.12

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,416,470.12
Class A-4 Notes				$-
Class A Notes Total:		23,416,470.12		$23,416,470.12
Total Noteholders Principal				$23,416,470.12

4. Required Deposit to Reserve Account						0.00

5. Trustee Expenses						0.00

6. Remaining Available Collections Released to Certificateholder						5,845,196.21

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$15,205,857.92
Beginning Period Amount						$15,205,857.92
Current Period Amortization						$762,187.50
Ending Period Required Amount						$14,443,670.42
Ending Period Amount						$14,443,670.42
Next Distribution Date Required Amount						$13,702,744.02

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$6,529,263.47
Beginning Period Amount						$6,529,263.47
Current Period Release to Collection Account						$-
Current Period Deposit						$-
Current Period Release to Depositor						$-
Ending Period Required Amount (0.5% of APB of cut-off date)						$6,529,263.47
Ending Period Amount						$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target		14.50%
Overcollateralization Floor		2.00%
				Beginning	Ending	Target
Overcollateralization Amount				$81,029,687.01	$ 77,058,472.78	$77,058,472.78
Overcollateralization as a % of Adjusted Pool				13.42%	13.37%	13.37%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	23
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.75%	49,566	98.57%	$582,473,474.35
30 - 60 Days	1.01%	506	1.14%	$6,765,375.91
61 - 90 Days	0.19%	96	0.23%	$1,343,999.43
91 + Days	0.05%	26	0.06%	$327,967.33
		50,194		$590,910,817.02
Total
Delinquent Receivables 61 + days past due	0.24%	122	0.28%	$1,671,966.76
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	121	0.28%	$1,705,866.42
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	117	0.23%	$1,516,212.28
Three-Month Average Delinquency Ratio	0.23%		0.26%

Repossession in Current Period		37		$603,004.64
Repossession Inventory		42		$411,187.96

Charge-Offs
Gross Principal of Charge-Off for Current Period				$621,479.14
Recoveries				$(476,239.26)
Net Charge-offs for Current Period				$145,239.88

Beginning Pool Balance for Current Period				$619,060,688.87

Net Loss Ratio				0.28%
Net Loss Ratio for 1st Preceding Collection Period				0.39%
Net Loss Ratio for 2nd Preceding Collection Period				0.10%
Three-Month Average Net Loss Ratio for Current Period				0.26%

Cumulative Net Losses for All Periods				$6,416,024.68
Cumulative Net Losses as a % of Initial Pool Balance				0.48%

Principal Balance of Extensions				$2,626,942.60
Number of Extensions				171

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